Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Disclosure of components in other assets
The components of other assets are as follows:

As at Dec. 31	2025	2024
South Hedland prepaid transmission access and distribution costs	56	58
TransAlta Energy Transition Bill commitment	19	30
Long-term prepaids and other assets	21	35
Project development costs	14	15
Loans receivable	31	25
Transmission infrastructure	16	17
Total other assets	157	180

Included in the Consolidated Statements of Financial Position as:
Total current other assets (Note 13)	1	1
Total long-term other assets	156	179
Total other assets	157	180